Share Based Payments - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Share-based Payment Arrangements [Abstract]
Outstanding, beginning of the year (shares) | shares	1,249,361	647,156	912,995
Granted during the year (shares) | shares	1,020,000	750,467	42,625
Forfeited during the year (shares) | shares	(12,839)	(105,338)	(211,847)
Expired during the year (shares) | shares	(9,575)	(1,122)	(12,302)
Exercised during the year (shares) | shares	0	(41,802)	(84,315)
Outstanding, end of the year (shares) | shares	2,246,947	1,249,361	647,156
Options exercisable, end of the year (shares) | shares	1,327,845	777,245	573,984
Outstanding, beginning of the year (cad per share) | $ / shares	$ 8.73	$ 13.20	$ 17.42
Granted during the year (cad per share) | $ / shares	1.42	4.97	4.60
Forfeited during the year (cad per share) | $ / shares	11.35	11.67	32.80
Expired during the year (cad per share) | $ / shares	29.07	13.78	21.13
Exercised during the year (cad per share) | $ / shares	0.00	2.96	4.07
Outstanding, beginning of the year (cad per share) | $ / shares	5.31	8.73	13.20
Options exercisable, end of the year (cad per share) | $ / shares	$ 7.22	$ 11.04	$ 14.36